Debt Instruments - FV through profit or loss (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Financial assets
Financial assets	$ 1,773,414	$ 1,407,320
Debt instruments.
Financial assets
Financial assets	$ 573,046	$ 355,333
Federal Mexican Government Development Bonds in UDIS (UDIBONDS)
Financial assets
UDI equivalent (in pesos)	6.605590	6.399010
US Government Treasury Bills (T-BILLS) | UNITED STATES
Financial assets
Financial assets	$ 91,976	$ 34,506
US Government Treasury Notes (T-NOTES) | UNITED STATES
Financial assets
Financial assets	3,430	4,382
Financial assets at fair value through profit or loss category | Debt instruments.
Financial assets
Financial assets	206,272	110,613
Financial assets at fair value through profit or loss category | Federal Treasury Securities (CETES)
Financial assets
Financial assets	81,017	25,348
Financial assets at fair value through profit or loss category | United Mexican States Bonds (UMS)
Financial assets
Financial assets	141	30
Financial assets at fair value through profit or loss category | Federal Mexican Government Development Bonds (BONDS)
Financial assets
Financial assets	22,345	29,708
Financial assets at fair value through profit or loss category | M and M10 Mexican Government Bonds (M Bonds)
Financial assets
Financial assets	51,313	11,601
Financial assets at fair value through profit or loss category | Mexican Bank Saving Protection Bonds (BPATs)
Financial assets
Financial assets	22,623	13,750
Financial assets at fair value through profit or loss category | Federal Mexican Government Development Bonds in UDIS (UDIBONDS)
Financial assets
Financial assets	4,469	4,619
Financial assets at fair value through profit or loss category | US Government Treasury Bills (T-BILLS) | UNITED STATES
Financial assets
Financial assets	12,342	10,928
Financial assets at fair value through profit or loss category | US Government Treasury Notes (T-NOTES) | UNITED STATES
Financial assets
Financial assets	3,430	4,382
Financial assets at fair value through profit or loss category | Debt securities, Other than government debt securities
Financial assets
Financial assets	$ 8,592	$ 10,247